Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to our Principal Executive Officer and other named executive officers, and certain financial performance measures for the Company for each of fiscal years 2024, 2023 and 2022. Refer to the “Executive Compensation” section in the above for further information concerning the Company’s variable pay-for-performance philosophy pursuant to its Performance Bonus Plan, the metrics used by the Company to align executive compensation with Company performance, and how the Compensation Committee makes its decisions.
Pay Versus Performance Table

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total For Non-PEO NEOs(3)	Average Compensation Actually Paid To Non-PEO NEOs(4)	Value Of Initial Fixed $100 Investment Based On Total Shareholder Return(5)	Net Income (in thousands)(6)
2024	$1,884,260	$3,352,674	$818,575	$1,589,515	$374.98	$18,610
2023	$3,223,774	$1,706,585	$684,612	$812,018	$161.56	$12,323
2022	$1,482,930	$673,899	$843,401	$457,582	$91.77	$12,497

(1)
Our principal executive officer for each of the years shown was Mr. Foster, Chief Executive Officer. The dollar amounts set forth in this column (b) represent the amounts of total compensation reported for Mr. Foster in the “Total” column of Summary Compensation Table for each applicable year.

(2)
The amounts set forth in this column (c) represent the amount of “compensation actually paid” to Mr. Foster, as computed in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amount of compensation paid to or earned by Mr. Foster during fiscal years 2024, 2023 and 2022; rather, they reflect Mr. Foster’s total compensation, as reported in the “Total” column of the Summary Compensation Table for each applicable year, after the following adjustments:

Adjustments to Determine Compensation “Actually Paid” to PEO	2024 ($)	2023 ($)	2022 ($)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(508,305)	(2,156,223)	(722,000)
Increase for fair value of awards granted during year that remain unvested as of year end	560,664	227,053	12,076
Increase for fair value of awards granted during year that vest during year	—	12,728	4,454
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year end	1,186,171	224,426	(55,264)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	229,885	174,828	(48,297)
Deduction of fair value of awards granted prior to that year that were forfeited during year	—	—	—
Total Adjustments:	1,468,414	(1,517,189)	(809,031)

(3)
The non-PEO NEOs for each of the years shown were Andrew Clark, Chief Financial Officer, Charles Bass, Chief Marketing Officer, and Vito Legrottaglie, Chief Information Officer. The amounts set forth in this column (d) represent the average of the amounts reported for our NEOs as a group (excluding Mr. Foster) in the “Total” column of Summary Compensation Table for each applicable year.

(4)
The amounts set forth in this column (e) represent the amount of “compensation actually paid” to our non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amount of compensation paid to or earned by our non-PEO NEOs during fiscal years 2024, 2023 and 2022; rather, they reflect the average total compensation of our non-PEO NEOs, as reported in the “Total” column of the Summary Compensation Table for each applicable year, after the following adjustments:

Adjustments to Determine Compensation “Actually Paid” to Non-PEO NEOs	2024 ($)	2023 ($)	2022 ($)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(168,171)	(137,989)	(340,000)
Increase for fair value of awards granted during year that remain unvested as of year end	185,494	8,297	7,074
Increase for fair value of awards granted during year that vest during year	—	5,991	2,607
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year end	611,980	178,664	(34,177)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	141,638	72,442	(21,323)
Deduction of fair value of awards granted prior to that year that were forfeited during that year	—	—	—
Total Adjustments:	770,940	127,406	(385,819)

(5)
TSR is cumulative for the measurement periods beginning on December 31, 2021, and ending on December 31 of each of 2024, 2023 and 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(6)	Reflects “Net Income” in our consolidated statements of income included in our Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023 and 2022.

Named Executive Officers, Footnote
(1)
Our principal executive officer for each of the years shown was Mr. Foster, Chief Executive Officer. The dollar amounts set forth in this column (b) represent the amounts of total compensation reported for Mr. Foster in the “Total” column of Summary Compensation Table for each applicable year.

(3)
The non-PEO NEOs for each of the years shown were Andrew Clark, Chief Financial Officer, Charles Bass, Chief Marketing Officer, and Vito Legrottaglie, Chief Information Officer. The amounts set forth in this column (d) represent the average of the amounts reported for our NEOs as a group (excluding Mr. Foster) in the “Total” column of Summary Compensation Table for each applicable year.

PEO Total Compensation Amount	$ 1,884,260	$ 3,223,774	$ 1,482,930
PEO Actually Paid Compensation Amount	$ 3,352,674	1,706,585	673,899
Adjustment To PEO Compensation, Footnote
(2)
The amounts set forth in this column (c) represent the amount of “compensation actually paid” to Mr. Foster, as computed in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amount of compensation paid to or earned by Mr. Foster during fiscal years 2024, 2023 and 2022; rather, they reflect Mr. Foster’s total compensation, as reported in the “Total” column of the Summary Compensation Table for each applicable year, after the following adjustments:

Adjustments to Determine Compensation “Actually Paid” to PEO	2024 ($)	2023 ($)	2022 ($)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(508,305)	(2,156,223)	(722,000)
Increase for fair value of awards granted during year that remain unvested as of year end	560,664	227,053	12,076
Increase for fair value of awards granted during year that vest during year	—	12,728	4,454
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year end	1,186,171	224,426	(55,264)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	229,885	174,828	(48,297)
Deduction of fair value of awards granted prior to that year that were forfeited during year	—	—	—
Total Adjustments:	1,468,414	(1,517,189)	(809,031)

Non-PEO NEO Average Total Compensation Amount	$ 818,575	684,612	843,401
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,589,515	812,018	457,582
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts set forth in this column (e) represent the amount of “compensation actually paid” to our non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amount of compensation paid to or earned by our non-PEO NEOs during fiscal years 2024, 2023 and 2022; rather, they reflect the average total compensation of our non-PEO NEOs, as reported in the “Total” column of the Summary Compensation Table for each applicable year, after the following adjustments:

Adjustments to Determine Compensation “Actually Paid” to Non-PEO NEOs	2024 ($)	2023 ($)	2022 ($)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(168,171)	(137,989)	(340,000)
Increase for fair value of awards granted during year that remain unvested as of year end	185,494	8,297	7,074
Increase for fair value of awards granted during year that vest during year	—	5,991	2,607
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year end	611,980	178,664	(34,177)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	141,638	72,442	(21,323)
Deduction of fair value of awards granted prior to that year that were forfeited during that year	—	—	—
Total Adjustments:	770,940	127,406	(385,819)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Company TSR
As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO NEOs is well aligned with the Company’s TSR over the three years presented in the table. This is because a significant portion of the ‘compensation actually paid’ to the PEO and to the non-PEO NEOs is comprised of equity awards.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO NEOs is generally aligned with the Company’s net income over the three years presented in the table.

Total Shareholder Return Amount	$ 374.98	161.56	91.77
Net Income (Loss)	$ 18,610,000	$ 12,323,000	$ 12,497,000
PEO Name	Mr. Foster	Mr. Foster	Mr. Foster
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,468,414	$ (1,517,189)	$ (809,031)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(508,305)	(2,156,223)	(722,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	560,664	227,053	12,076
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,186,171	224,426	(55,264)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	12,728	4,454
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	229,885	174,828	(48,297)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	770,940	127,406	(385,819)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(168,171)	(137,989)	(340,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	185,494	8,297	7,074
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	611,980	178,664	(34,177)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	5,991	2,607
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	141,638	72,442	(21,323)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0